Short-Term Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	₨ 779,201.7		₨ 322,265.6	$ 11,967.5
Weighted average interest rate	4.90%		3.40%	4.90%
Maximum amount outstanding	₨ 865,997.0	$ 13,300.5	₨ 566,512.5
Average amount outstanding	512,626.7	$ 7,873.2	331,951.7
Borrowed in the call market
Short-term Debt [Line Items]
Short-term borrowings	28,585.7		21,202.2	$ 439.0
Term borrowings from institutions/banks
Short-term Debt [Line Items]
Short-term borrowings	391,950.0		127,400.0	6,019.8
Foreign currency borrowings
Short-term Debt [Line Items]
Short-term borrowings	307,066.6		₨ 173,663.4	4,716.1
Bills rediscounted
Short-term Debt [Line Items]
Short-term borrowings	₨ 51,599.4			$ 792.6